Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Net Tables
Schedule of property, plant and equipment, net
	Laboratory equipment		Computers, office furniture and equipment		Leasehold improvements		Total
	USD
Cost:

Balance at January 1, 2017		$22		$173		$6		$201
Purchases during the year		-		7		-		7

Balance at December 31, 2017		22		180		6		208

Accumulated depreciation:

Balance at January 1, 2017		10		146		5		161
Depreciation during the year		4		15		*-)		19

Balance at December 31, 2017		14		161		5		180

Depreciated cost at December 31, 2017		$8		$19		$1		$28

Balance as of December 31, 2016:

	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	USD
Cost:

Balance at January 1, 2016	$21	$164	$6	$191
Purchases during the year	1	9	-	10
Sale of fixed assets	-	*-)	-	*-)

Balance at December 31, 2016	22	173	6	201

Accumulated depreciation:

Balance at January 1, 2016	7	132	4	143
Depreciation during the year	3	14	1	18
Sale of fixed assets	-	*-)	-	*-)

Balance at December 31, 2016	10	146	5	161

Depreciated cost at December 31, 2016	$12	$27	$1	$40

*) Represents an amount less than USD 1.